INCOME FROM CONTRACTS WITH CUSTOMERS - Income and Expenses (Details) $ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2018 USD ($) [1]	Dec. 31, 2018 COP ($)	Dec. 31, 2017 COP ($)		Dec. 31, 2016 COP ($)
Income From Contract With Customers [Abstract]
Commissions on banking services		$ 2,718,482	$ 2,567,704		$ 2,436,692
Fees on credit cards		1,187,716	1,112,319		1,034,763
Pension and severance fund management		987,323	926,771		824,089
Trust activities		312,901	311,837		275,719
Storage services		156,638	169,815		186,068
Commissions on drafts, checks and checkbooks		49,645	60,768		67,832
Office network services		30,220	42,639		43,508
Other commissions		10,457	10,272		10,516
Total	$ 1,678.1	5,453,382	5,202,125	[2]	4,879,187	[2]
Banking Services		(307,191)	(332,811)		(318,672)
Sales and Services Commissions		(171,680)	(119,987)		(99,659)
Affiliations to Pension Funds		(75,130)	(74,531)		(68,454)
Offices Network Services		(23,040)	(29,874)		(33,404)
Information Processing Services of Operators		(22,525)	(23,039)		(20,963)
Collection Service of Contributions to Financial Entities		(7,110)	(5,618)		(6,084)
Fiduciary Businesses		(128)	(88)		(87)
Banks Guarantees		(46)	(41)		(256)
Credit Cards		(12)	(2)		(14)
Other		(6,901)	(37,123)		(71,935)
Total	(188.9)	(613,763)	(623,114)	[2]	(619,528)	[2]
Net commission and fee income	$ 1,489.2	$ 4,839,619	$ 4,579,011	[2]	$ 4,259,659	[2]

[1]	See note 2.4, “convenience translation into U.S. dollars”.
[2]	See note 2.32, Changes in presentation.